Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The components of income before income taxes are as follows:

	Years ended December 31,
	2024	2023	2022
Income before income taxes:
Domestic (Ireland)	$197	$173	$235
Foreign (U.S.)	(111)	(17)	(22)
Foreign (Other)	474	982	1,213
Total income before income taxes	$560	$1,138	$1,426

Income tax expense consists of the following components:
Current tax expense (net of investment tax credits of $8, $10 and $16)
Domestic (Ireland)	$64	$44	$33
Foreign (U.S., Federal & State)	66	4	1
Foreign (Other)	248	292	316
Total current tax expense	$378	$340	$350

Deferred tax expense (benefit):
Domestic (Ireland)	$19	$2	$—
Foreign (U.S., Federal & State)	(123)	1	1
Foreign (Other)	(33)	(31)	40
Total deferred tax (benefit) expense	(137)	(28)	41
Total income tax expense	$241	$312	$391

Schedule of Effective Income Tax Rate Reconciliation

The differences between income tax expense and the amount computed by applying the Republic of Ireland statutory trading income tax rate of 12.5% (the primary rate of our country of domicile) to income before income taxes are as follows:

	Years ended December 31,
	2024	2023	2022
Income before income taxes	$560	$1,138	$1,426

Income before income taxes multiplied by the statutory income tax rate	70	142	178
Effects of:
Income subject to different rates of tax	104	171	197
Change related to outside basis difference in foreign subsidiaries	9	8	17
Change in valuation allowance	14	(1)	32
Uncertain tax positions	10	12	10
U.S. state and local taxes	(10)	—	—
Ireland non-deductible interest	12	11	4
Non-deductible U.S. executive compensation	12	—	—
Non-deductible transaction costs	21	11	—
Other items	(1)	(42)	(47)
Income tax expense	$241	$312	$391

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and liabilities consist of the following:

	December 31,
	2024	2023
Deferred tax assets:
Pension liabilities and other postretirement benefits	$45	$78
Carryforwards	570	126
Lease liabilities	196	50
Accrued expenses	341	97
Stock-based compensation	33	5
Other	144	66
Total	$1,329	$422
Deferred tax liabilities:
Property, plant and equipment	(3,338)	(313)
Investments in subsidiaries	(179)	(126)
Prepaid pension asset	(124)	—
Intangibles	(183)	(5)
Inventory reserves	(203)	—
Other non-current assets	(91)	—
Other	(114)	(51)
Total	$(4,232)	$(495)
Valuation allowances	(372)	(67)
Net deferred tax liability	$(3,275)	$(140)

Summary of Valuation Allowance

The following table represents a summary of the change in the valuation allowances against deferred tax assets for each year:

	2024	2023	2022
Balance at the beginning of the fiscal year	$67	$68	$60
Increases through continuing operations	21	9	38
Reductions through continuing operations	(7)	(10)	(6)
Net change in the valuation allowance through continuing operations	14	(1)	32
Reclassifications related to the disposal of Russian operations	—	—	(24)
Valuation allowances assumed as part of the Combination	291	—	—
Net change in the valuation allowance	305	(1)	8
Balance at the end of the fiscal year	$372	$67	$68

Schedule of Unrecognized Tax Benefits Roll Forward

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years presented is as follows:

	2024	2023	2022
Balance at the beginning of the fiscal year	$50	$40	$23
Additions for tax positions taken in current year	11	12	25
Unrecognized tax benefits acquired as part of the Combination	427	—	—
Additions for tax positions taken in prior years	1	—	—
Reductions for tax positions taken in prior years	—	(1)	(2)
Reductions due to settlements	(8)	—	(1)
Currency translation adjustments	(6)	—	—
Reductions as a result of a lapse of the applicable statute of limitations	(3)	(1)	(5)
Balance at the end of the fiscal year	$472	$50	$40